Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits [Line Items]
Present value of funded obligations	€ 1,521	€ 2,684
Present value of unfunded obligations	633	666
Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	750	824
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	2,153	3,350	€ 2,998
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,403	2,526	€ 2,164
United States of America [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(568)	1,738
Present value of unfunded obligations	141	148
Net defined benefit liability (asset)		143
United States of America [Member] | Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	95
United States of America [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	709	1,886
United States of America [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	613	1,743
Germany [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	649	630
Present value of unfunded obligations	344	351
Net defined benefit liability (asset)	450	457
Germany [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	993	981
Germany [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	543	524
Other countries [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(304)	317
Present value of unfunded obligations	147	166
Net defined benefit liability (asset)	205	224
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	451	484
Other countries [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 247	€ 259